Taxation - Significant Components of Deferred Tax Assets (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2022 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 104,326,000	¥ 128,639,000
Carryforwards of un-deducted advertising expenses	321,372,000	324,937,000
Provision of credit losses	3,298,000	1,387,000
Accruals and other liabilities	4,729,000	3,497,000
Impairment of available-for-sale investments	2,031,000	500,000
Impairment of impairment of long-lived assets	0	0	¥ 0
Impairment of impairment of long-lived assets	4,488,000	0
Less: valuation allowance	(440,244,000)	(458,960,000)	¥ (468,587,000)		¥ (465,703,000)
Net deferred tax assets	0	0
Deferred tax liabilities:
Recognition of intangible assets arisen from business combination	0	0
Unrealized securities holding gain	0	1,299,000
Net deferred tax liabilities	¥ 0	¥ 1,299,000		$ 0